Financial instruments (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Accounting policy
6.1.1. Financial assets
6.1.1.1.    Description of the different financial assets
The Group holds financial assets for all its businesses due to the nature of its activities. In order to facilitate the understanding of the financial statements and the underlying businesses, the financial asset line items presented in the statement of financial position are shown by business activity that generated the assets, how these are measured, and where in the statement of profit or loss the results generated by such assets are classified.

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the statement of profit (loss) or statement of other comprehensive income (loss) where results generated are presented

Cash and cash equivalents and Short-term investments	Managing of liquidity of the business	Cash and cash equivalents – Amortized cost Short-term investments – FVPL (a)	Interest income - Other financial income Fair value gain or losses - Other financial income Foreign exchange gain or losses - Financial expenses, net
Financial assets from banking solutions	Corresponds to regulatorily required amounts to be maintained in certain specified assets as reserve requirements for deposits of banking customers	Deposits at Brazilian Central Bank ("BACEN") – Amortized cost Government securities – FVPL	Interest income - Financial income Fair value gain or losses - Financial income
Accounts receivable from card issuers	Corresponds to amounts receivable from card issuers for transactions that acquiring business processes. The balances do not bear interest. Receivables are regularly sold before their maturity as part of the funding strategy	FVOCI (b)	Fair value gain or losses - Other comprehensive income
Cost of funding on sale of receivables - Financial expenses, net
Foreign exchange gain or losses on balances of transactions in foreign currency - Financial expenses, net

Trade accounts receivable	Corresponds to amounts due by customers of the acquiring business for subscription services and equipment rental and of the software business for services provided	Amortized cost	Allowance for expected credit losses - Cost of services Interest and penalties for late payment - Other financial income
Credit portfolio	Corresponds to credit (merchant portfolio loans and balances due by credit card) granted to customers	Amortized cost	Interest income - Financial income Allowance for expected credit losses - Cost of services Foreign exchange gains or losses on balance of credit card in foreign currency – Financial expenses, net
Derivative financial instruments assets	Corresponds to derivatives entered into to manage the financial risks (mainly interest rate and foreign exchange) inherent to acquiring businesses and related to the funding structure	FVPL	Fair value gain or losses - Financial expenses, net, except for those designated in a cash flow hedge relationship:
Ineffective portion of change in fair value - Financial expenses, net
Effective portion of change in fair value once reclassified from OCI - Financial expenses, net

Long-term investments	Corresponds to investments in equity interests with no significant influence	FVPL or FVOCI	FVPL - Other financial income / Mark-to-market on equity securities designated at FVPL FVOCI - Other comprehensive income

(a)Fair Value through Profit or Loss (“FVPL”).
(b)Fair Value through Other Comprehensive Income (“FVOCI”).
6.1.1.2.    Initial recognition and measurement
Financial assets are initially recognized at fair value plus costs (except assets at FVPL) on the trading date, and subsequently measured at amortized cost, FVOCI, or FVPL .
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them according to IFRS 9. The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model is based on whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within this business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at FVOCI are held within a business model with the objective of holding to collect contractual cash flows and selling.
Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 – Revenue from Contracts with Customers.
To be classified and measured at amortized cost or FVOCI, a financial asset needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at FVPL, irrespective of the business model.
Financial assets at FVPL include financial assets held for trading, financial assets designated upon initial recognition at FVPL, or financial assets mandatorily required to be measured at fair value. Financial assets are considered as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated derivatives, are also considered as held for trading unless they are designated as hedge accounting instrument. Notwithstanding the criteria for financial assets to be classified at amortized cost or at FVOCI, as described above, financial instruments may be designated at FVPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Purchases or sales of financial assets that require delivery of assets within a time frame set by regulation or market practice (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
6.1.1.3. Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories, as described as follows:
6.1.1.3.1. Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost include Trade accounts receivable, Credit portfolio, Receivables from related parties and Other assets, since they are held to collect payments of principal and interest and meet the SPPI test.
6.1.1.3.2. Financial assets at FVOCI with recycling of cumulative gains and losses (debt instruments)
For debt instruments at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss similarly to financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss. This category is the most relevant to the Group and it corresponds solely to Accounts receivable from card issuers.
6.1.1.3.3. Financial assets at FVOCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
Upon initial recognition, the Group can irrevocably elect to designate its equity investments as FVOCI when they meet the definition of equity under IAS 32 – Financial Instruments: Presentation, and are not held for trading. The classification is determined on an instrument-by-instrument basis.
Gains and losses on these financial assets are never recycled to profit or loss, even if the asset is sold or impaired. Dividends are recognized as other financial income in the statement of profit or loss when the right to payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVOCI are not subject to impairment assessment.
The Group elected to irrevocably classify some of the equity investments under this category, included in Long-term investments.
6.1.1.3.4. Financial assets at FVPL
Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.
This category includes financial assets which the contractual cash flows do not meet the SPPI condition, such as (i) bonds and investment funds under short-term investment (ii) financial assets from banking solutions, (iii) some equity investments, and (iv) derivative financial instruments.
6.1.1.4.    Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized of the consolidated statement of financial position when:
•The contractual rights to receive cash flows from the asset have expired; or
•The Group has transferred its contractual rights to receive cash flows from the asset or has assumed a contractual obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Group has transferred substantially all the risks and rewards of the asset, or (ii) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset where ‘control’ is evaluated by looking to whether the transferee has the practical ability to transfer the asset.
When the Group has transferred its contractual rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
The derecognition of a financial asset by the Group occurs mainly in the definitive assignment of Accounts receivable from card issuers to third parties without substantial retention of risks and benefits of the assigned financial asset and without continuing involvement. The difference between the consideration received by the Group for the financial asset and its carrying amount is recognized under Financial expenses, net.
6.1.1.5.    Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for all financial instruments measured at amortized cost or FVOCI. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original EIR. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
For the credit portfolio, the Group applies general approach in calculating ECLs, considering delinquency information, internal risk classification and risk parameters (“PD” – probability of default, “LGD” – loss given default and “EAD” – exposure at default), resulting in three-stage levels.
For all other financial assets subject to ECL, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs, provision matrix and days past due at each reporting date.
See details about ECL estimation procedures in Note 6.2.1.
6.1.1.6.    Write-offs
When there is no reasonable expectation of recovery of a financial asset, considering historical recovery curves, we write-off (in part or in total) the asset together with the related allowance for expected credit loss. Subsequent recoveries of amounts previously written off are accounted for as income in our consolidated statement of income under line Cost of services.
6.1.2. Financial liabilities
6.1.2.1.    Description of the funding strategy including different financial liabilities of the operation
The Group’s different businesses require funding, in particular the financial services business and the credit portfolio, to be able to provide liquidity to customers mainly through the prepayment of the transactions processed by the Group (accounts payable to clients). Different forms of funding are sought, some of which comprise indebtedness presented as financial liabilities in the statement of financial position. The Group also fund its activities by selling accounts receivables on a fully non-recourse basis and passing to the counterparts all the risks and benefits of such assets (Note 6.2.1.2 - Accounts receivable from card issuers). Since the first quarter of 2025, balances held in payment accounts are eligible to be automatically invested daily in time deposits issued by the Group. In addition, the Group has also started to issue time deposits held by multiple counterparties. These balances are used as a funding source. In order to facilitate an understanding of the financial statements and how they relate to the underlying business the financial liabilities line items presented in the statement of financial position are summarized by the business activity that generates such liabilities, showing how they are measured and where their results are classified in the statement of profit or loss.

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the statement of profit (loss) or statement of other comprehensive income (loss) where results generated are presented

Retail deposits	Amounts held by banking customers on their payment accounts and time deposits to retail clients. The amounts held by banking customers generally do not result in the recognition of gain or losses	Amortized cost	Interest expense - Financial expenses, net
Accounts payable to clients	Amounts payable to merchants for transactions for acquiring business processes. The balances do not carry interest. Amounts may be early redeemed of the contractual due date at a discount	Amortized cost	Gain from the prepayment of payables at a discount - Financial income
Trade accounts payable	Corresponds to payments for payment scheme networks and suppliers	Amortized cost	Transaction and customer service costs, third-party services and facilities expenses - Cost of services, Administrative expenses and Selling expenses
Institutional deposits and marketable debt securities	Financing from time deposits and debt securities, including FIDC quotas, when consolidated entities	Amortized cost	Interest expense - Financial expenses, net Foreign exchange gain or losses - Financial expenses, net
Other debt instruments	Financing obtained from third parties, leasing and other debt instruments	Amortized cost and FVPL	Interest expense - Financial expenses, net Foreign exchange gain or losses - Financial expenses, net Fair value gain or losses - Financial expenses, net.
Derivative financial instruments liabilities	Corresponds to derivatives entered into to manage the financial risks (mainly interest rate and foreign exchange) inherent to the acquiring business and related to the funding structure	FVPL	Fair value gain or losses - Financial expenses, net, except for those designated as hedge accounting
Ineffective portion of change in fair value - Financial expenses, net
Effective portion of change in fair value once reclassified from OCI - Financial expenses, net

Other liabilities - contingent consideration	Corresponds to contingent payments from business combinations	FVPL	Interest expenses - Financial expenses, net Fair value gain or losses - Other income (expenses), net
6.1.2.2.    Initial recognition and measurement
Financial liabilities are initially recognized at fair value plus costs (except liability at fair value through profit or loss) on the trading date and classified as amortized cost or FVPL.
6.1.2.3.    Subsequent measurement
The measurement of financial liabilities depends on their classification, as described as follows.
6.1.2.3.1. Financial liabilities at FVPL
Financial liabilities at FVPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVPL.
Financial liabilities are considered as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9 – Financial Instruments. Separated embedded derivatives are also classified as FVPL unless they are designated and qualify as hedge accounting.
Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.
Financial liabilities designated upon initial recognition at FVPL only if the criteria in IFRS 9 are satisfied.
This category includes derivative financial instruments and contingent consideration included in other liabilities.
6.1.2.3.2. Financial liabilities at amortized cost
Financial liabilities at amortized cost are subsequently measured using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is classified as Financial expenses, net in the statement of profit or loss.
This category includes Accounts payable to clients and all other financial liabilities, except derivative financial instruments and contingent consideration included in other liabilities. This category is the most significant to the Group.
Accounts payable to clients represent amounts due to accredited clients related to credit and debit card transactions, net of interchange fees retained by card issuers and assessment fees disbursed to payment scheme networks as well as the Group’s net merchant discount rate fees which are collected by the Group as an agent.
6.1.2.4.    Derecognition
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.
6.1.3. Fair value of financial instruments
The Group measures financial instruments at fair value at each statement of financial position date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability; or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
The Group uses the following hierarchy to determine and disclose the fair value of financial instruments through measurement technique:
•Level I: quoted prices in active markets for identical assets or liabilities;
•Level II: other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly; and
•Level III: techniques using inputs that have a significant effect on the recorded fair value that are not based on observable market data.
For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
6.1.4. Offsetting of financial instruments
Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position, only if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
As of December 31, 2025, and 2024, the Group has no financial instruments that meet the conditions for recognition on a net basis.
6.1.5. Derivative financial instruments
From time to time, the Group uses derivative financial instruments as part of its risk management strategy, as defined in the Market Risk Management Policy. It aims to hedge against exposure to fluctuations in exchange rates, interest rates, and other risk factors that may impact its financial operations. These instruments mitigate the effects of adverse market fluctuations and preserve the Group’s financial stability. The derivatives are continuously monitored to ensure compliance with the Group’s internal risk policies and applicable regulatory requirements.
Depending on the instrument and the risk being hedged, derivative strategies may be accounted for as economic hedges or designated for hedge accounting under the categories of fair value hedge accounting or cash flow hedge accounting.
Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered and are subsequently remeasured at FVPL. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Certain agreements entered into by the Group for the acquisition of subsidiaries and associates include call options to acquire additional interests in the investees, which are classified as embedded derivatives. Each of the options is measured at FVPL in accordance with pre-determined formulas and recorded in the consolidated statement of financial position as an asset under Derivative financial instruments (Note 6.9).
6.1.5.1. Cash flow hedge
The Group uses hedge accounting to protect against future cash flow fluctuations arising from exposure to specific risks, such as changes in foreign exchange rates or interest rates.
Cash flow hedge accounting is applied when the hedging relationship meets the required criteria under hedge accounting standards, including proper documentation at the time the hedge is entered into, and provided that the hedge is considered highly effective over time in mitigating the risk of cash flow fluctuations.
The Group regularly reviews hedge effectiveness to ensure that gains or losses on the hedging instruments are appropriately accounted for. Any hedge ineffectiveness identified is immediately recognized in profit or loss for the year.
Depending on the instrument and the risk being hedged, some of the Group’s derivative financial instruments are used as cash flow hedge accounting instruments. The effective portion of gains or losses arising from changes in the fair value of these derivatives are usually recognized in equity, in “Other comprehensive income.” The ineffective portion is recognized in the statement of profit or loss, in “Financial expenses, net.” For the hedged item classified as a financial instrument measured at amortized cost using the EIR method, the amount accumulated in the cash flow hedge reserve is reclassified to profit or loss when the hedged cash flows impact the statement of profit or loss. The method applied by the Group to reclassify the amounts is as follows: (i) the accrual interest portion of the derivative is also measured by the EIR method and recognized in the statement of profit or loss, in “Financial expenses, net”, following the hedged item accrual; and (ii) the remaining amounts related to fair value of hedging instrument is a temporal effect recognized in OCI at each reporting date, ultimately being recognized in profit or loss upon the liquidation of the hedging instrument (Note 6.9.1).
6.1.5.2. Fair value hedge
The Group applies fair value hedge accounting to protect against changes in the fair value of assets or liabilities arising from exposure to specific risks, such as changes in foreign exchange rates or interest rates. In accordance with IFRS, changes in the fair value of both the hedging instrument and the hedged item are recognized directly in profit or loss for the period. This allows gains or losses on the hedging instrument to offset, in whole or in part, the losses or gains on the hedged item.
For a fair value hedge to be accounted for in this manner, the hedging relationship must meet specific criteria, such as formal documentation of the hedging objective and evidence that the hedge is highly effective in offsetting changes in the hedged item's fair value over time.
The Group employs a macro fair value approach for its credit portfolio. This approach involves adjusting the coverage ratio between the hedged items and the hedging instruments as they fluctuate over time. This adjustment is necessary because the Group implements a dynamic hedging strategy, aligned with its approved risk management guidelines.
To effectively manage the dynamic nature of the hedged portfolio, the Group designates its hedges for a period of one month. Each month, the Group de-designates the existing hedge relationships and establishes new ones to ensure continued alignment with market conditions.
The Group conducts regular effectiveness tests for all hedging relationships using the dollar offset or critical terms match approaches, as applicable, to ensure the hedging relationship remains effective. Any hedge ineffectiveness is immediately recognized in profit or loss.
6.1.5.3. Economic hedge
The Group engages in certain hedging transactions to mitigate specific financial risks, such as fluctuations in foreign currencies and interest rates. Some of these transactions are not formally designated for hedge accounting.
Although these derivatives are used to manage economic risks, changes in their fair value are recognized directly in profit or loss for the period without the application of the specific accounting treatments of hedge accounting. This means that the gains and losses generated by these instruments are fully accounted for in profit or loss as they occur, reflecting changes in the fair value of the derivatives.
The decision not to apply hedge accounting to these transactions may be due to considerations such as the administrative cost of the formal documentation required by hedge accounting standards, the nature of the instruments, or the desired operational flexibility. Nevertheless, the Group continues monitoring these instruments to ensure their use aligns with the overall risk management strategy.